COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

16 - COMMITMENTS AND CONTINGENCIES

The World Health Organization characterized the Covid-19 virus as a global pandemic on March 11, 2020. The COVID-19 outbreak in the United States has caused business disruption through mandated and voluntary closings of multiple industries. While disruption is currently expected to be temporary, there is considerable uncertainty regarding the duration of the closings. The extent to which COVID-19 impacts future results, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of the coronavirus and the action to contain it or treat its impact, among others. At this time, the Company cannot estimate with meaningful precision the potential impact to its financial and operational results.

16 - COMMITMENTS AND CONTINGENCIES

The World Health Organization characterized the Covid-19 virus as a global pandemic on March 11, 2020. The COVID-19 outbreak in the United States has caused business disruption through mandated and voluntary closings of multiple industries. While disruption is currently expected to be temporary, there is considerable uncertainty regarding the duration of the closings. The extent to which COVID-19 impacts future results, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of the coronavirus and the action to contain it or treat its impact, among others. At this time, the Company cannot estimate with meaningful precision the potential impact to its financial and operational results.

Our arrangements with property owners typically contain indemnification provisions for regulatory and other matters that might arise from our operation of those properties. To date, we have not incurred any material indemnity liability and don’t believe such indemnifications that might be incurred in the normal course of our operations would be material to our financial position or results of operations.